TYPE                13F-HR/A
PERIOD              12/31/06
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON FEBRUARY 12, 2007 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
WILL EXPIRE ON FEBRUARY 14,2008.

Report for the Calendar Year or Quarter ended: December 31,2006

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         February 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:    $  579,495
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                   FORM 13F INFORMATION TABLE
                                                   VALUE     SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLA    CUSIP    (X$1000)  PRN AMT   PRN  CALLDSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co     PUT       027070951       2,505   281,500 SH  PUT SOLE              281,500
Fairfax Finl Hldgs Ltd        PUT       303901952     129,482   652,300 SH  PUT SOLE              652,300
Fairfax Finl Hldgs Ltd        PUT       303901952       1,985    10,000 SH  PUT  OTHER     1       10,000
Jos A Bank Clothiers Inc      PUT       480838951       1,174    40,000 SH  PUT SOLE               40,000
Jos A Bank Clothiers Inc      PUT       480838951       1,564    53,300 SH  PUT  OTHER     1       53,300
Krispy Kreme Doughnuts Inc    PUT       501014954      12,426 1,119,500 SH  PUT SOLE            1,119,500
Navarre Corp                  PUT       639208957       7,254 1,822,700 SH  PUT SOLE            1,822,700
Novastar Finl Inc             PUT       669947950      50,795 1,906,000 SH  PUT SOLE            1,906,000
Novastar Finl Inc             PUT       669947950      16,981   637,200 SH  PUT  OTHER     1      637,200
Nuance Communications Inc     PUT       67020y950         520    45,400 SH  PUT SOLE               45,400
Omnivision Tech Inc           PUT       682128953      83,348 6,106,100 SH  PUT SOLE            6,106,100
Omnivision Tech Inc           PUT       682128953       1,365   100,000 SH  PUT  OTHER     1      100,000
Open Text Corp                PUT       683715956      19,173   944,500 SH  PUT SOLE              944,500
Overstock Com Inc Del         PUT       690370951       7,537   477,000 SH  PUT SOLE              477,000
PW Eagle Inc                  PUT       69366y958      53,723 1,557,200 SH  PUT SOLE            1,557,200
PW Eagle Inc                  PUT       69366y958      14,328   415,300 SH  PUT  OTHER     1      415,300
Take-Two Interactive Softw    PUT       874054959     134,571 7,577,200 SH  PUT SOLE            7,577,200
Take-Two Interactive Softw    PUT       874054959       8,807   495,900 SH  PUT  OTHER     1      495,900
Temper Pedic Intl Inc         PUT       88023u951      20,528 1,003,300 SH  PUT SOLE            1,003,300
Thor Inds Inc                 PUT       885160951      11,429   259,800 SH  PUT SOLE              259,800

 /TEXT
 /DOCUMENT
 /SUBMISSION